Condensed Consolidated Statements Of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Condensed Consolidated Statements Of Comprehensive Loss [Abstract]
Net loss	$ (116)	$ (429)	$ (394)	$ (968)
Other comprehensive loss:
Foreign currency translation adjustment	(21)	89	27	60
Total comprehensive loss	$ (137)	$ (340)	$ (367)	$ (908)